Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	FS Series Trust
Entity Central Index Key	0001691167
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2020
Document Effective Date	Apr. 30, 2020
Prospectus Date	Apr. 30, 2020
FS Multi-Strategy Alternatives Fund | Class I
Prospectus:
Trading Symbol	FSMSX
FS Multi-Strategy Alternatives Fund | Class A
Prospectus:
Trading Symbol	FSMMX
FS Managed Futures Fund | Class A
Prospectus:
Trading Symbol	FMFFX
FS Managed Futures Fund | Class I
Prospectus:
Trading Symbol	FMGFX
FS Global Macro Fund | Class I
Prospectus:
Trading Symbol	FGMIX
FS Global Macro Fund | Class A
Prospectus:
Trading Symbol	FGMCX
FS Real Asset Fund | Class I
Prospectus:
Trading Symbol	FSRLX
FS Real Asset Fund | Class A
Prospectus:
Trading Symbol	FARLX
FS Long/Short Equity Fund | Class A
Prospectus:
Trading Symbol	FSYAX
FS Long/Short Equity Fund | Class I
Prospectus:
Trading Symbol	FSYIX
FS Event Driven Fund | Class A
Prospectus:
Trading Symbol	FSDDX
FS Event Driven Fund | Class I
Prospectus:
Trading Symbol	FSDFX